Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies and Practices
The Committee approves and grants annual long-term incentive awards at approximately the same time every year, during the first quarter of the fiscal year. The Committee approves the target grant date dollar values of the awards. These values are converted into a number of RSUs and target PSUs based on the 20-day Volume Weighted Average Price to help ensure that the number of awards being issued is not improperly impacted by stock price fluctuation. Our long-term incentive compensation program does not currently include regular stock option grants and only consists of “full value” awards such as RSUs and PSUs, which do not have an exercise or other “floor” price. Outside of the annual grant cycle, we may make RSU or PSU awards in connection with a new hire package or for retention purposes. Awards for other eligible employees are based on market by level.
Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity grant dates.

Award Timing Method
The Committee approves and grants annual long-term incentive awards at approximately the same time every year, during the first quarter of the fiscal year. The Committee approves the target grant date dollar values of the awards. These values are converted into a number of RSUs and target PSUs based on the 20-day Volume Weighted Average Price to help ensure that the number of awards being issued is not improperly impacted by stock price fluctuation. Our long-term incentive compensation program does not currently include regular stock option grants and only consists of “full value” awards such as RSUs and PSUs, which do not have an exercise or other “floor” price. Outside of the annual grant cycle, we may make RSU or PSU awards in connection with a new hire package or for retention purposes. Awards for other eligible employees are based on market by level.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity grant dates.
MNPI Disclosure Timed for Compensation Value	false